Structured Entities	12 Months Ended
Mar. 31, 2019
Investments accounted for using equity method [abstract]
Structured Entities

(29) Structured Entities

Honda considers whether its control over structured entities exists under IFRS 10 “Consolidated Financial Statements”. Honda consolidates structured entities over which it has control, by comprehensively determining whether its control over the entity exists based on any contractual arrangements with such entity as well as the percentage of its voting or similar rights in the entity.

The finance subsidiaries of the Company periodically securitize finance receivables for liquidity and funding purposes and transfer finance receivables to a trust which is newly established to issue asset-backed securities. The finance subsidiaries of the Company are deemed to have the power to direct the activities of these trusts that most significantly impact the trusts’ economic performance, as they retain servicing rights in all securitizations, and manage delinquencies and defaults of the underlying receivables. Furthermore, the finance subsidiaries of the Company are deemed to have the obligation to absorb losses of these trusts that could potentially be significant to these trusts, as they would absorb the majority of the expected losses of these trusts by retaining certain subordinated interests of these trusts. Therefore, the Company is deemed to have substantial control over these trusts and has consolidated them, as structured entities over which it has control.

The creditors of these trusts do not have recourse to the finance subsidiaries’ general credit with the exception of representations and warranties customary in the industry provided by the finance subsidiaries to these trusts.

There were no significant unconsolidated structured entities as of March 31, 2018 and 2019.